Organization and Nature of Operations (Details Narrative)	Dec. 31, 2016	Sep. 30, 2013	May 31, 2012	Apr. 27, 2011
Ownership percentage	98.80%
SQL Lighting& Fans LLC [Member]
Ownership percentage		98.80%	94.35%	98.80%